Decommissioning and Other Provisions - Other Provisions (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of other provisions [line items]
Reversal of unused provision	$ (5)	$ (4)